            [CANADA LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]


August, 2001



Dear Trillium(R) Policyholder:

Enclosed is the Trillium Semi-Annual Report for the period ending June 30, 2001. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Trillium for your financial needs.

Sincerely,


Ronald E. Beettam
Chairman

Encl.

Trillium A Variable Annuity Issued by Canada Life Insurance Company of New York

CANADA LIFE OF NEW YORK
VARIABLE ACCOUNT PERFORMANCE
Assuming Contract Continues

                                                                      Year-                                    Since    Inception
                                                                   to-Date*      1 Year   3 Year   5 Year  Inception         Date
----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio                  12.01%       -32.32%   15.62%   18.44%     16.53%    01/31/1996
Seligman Global Technology Portfolio                              -12.95         -37.7     16.4    18.56      17.53     05/01/1996
Seligman Frontier Portfolio                                        -3.72         -22.7     -6.1     0.72       4.18     01/31/1996
Seligman Small-Cap Value Portfolio                                  11.1         37.04    20.48       --      15.92     05/01/1998
Seligman Global Smaller Companies Portfolio                        -8.79        -24.39    -4.02     0.35          3     01/31/1996
Seligman Capital Portfolio                                         -5.71        -21.07    17.52    16.91      17.97     01/31/1996
Seligman Global Growth Portfolio                                  -13.93        -25.97     2.81     6.99       6.73     05/01/1996
Seligman Large-Cap Value Portfolio                                 -2.86         28.28     4.85       --       4.24     05/01/1998
Seligman Common Stock Portfolio                                     -6.3        -16.57     0.13      7.5       8.41     01/31/1996
Seligman International Growth Portfolio                           -17.69        -27.51   -12.69    -3.47      -2.67     01/31/1996
Seligman Income Portfolio                                          -1.13         -5.53    -0.72      3.5       3.24     01/31/1996
Seligman High-Yield Bond Portfolio                                 -8.11        -15.24    -8.56    -0.42      -0.01     01/31/1996
Seligman Bond Portfolio                                              1.9          7.71     2.56     4.22       2.98     01/31/1996
Seligman Cash Management Portfolio Current Yield 3.68%+             1.73          4.36     4.04     3.96       3.93     01/31/1996


CANADA LIFE OF NEW YORK
VARIABLE ACCOUNT 2 PERFORMANCE
                                                                     Year-                                     Since    Inception
                                                                  to-Date*       1 Year   3 Year   5 Year  Inception         Date
----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio                   6.61%       -37.72%   14.49%   18.16%     16.28%    01/31/1996
Seligman Global Technology Portfolio                              -18.35         -43.1    15.29    18.29      17.27     05/01/1996
Seligman Frontier Portfolio                                        -9.12         -28.1    -7.83     0.19       3.76     01/31/1996
Seligman Small-Cap Value Portfolio                                   5.7         31.64    19.44       --      14.87     05/01/1998
Seligman Global Smaller Companies Portfolio                       -14.19        -29.79    -5.68    -0.19       2.55     01/31/1996
Seligman Capital Portfolio                                        -11.11        -26.47    16.42    16.61      17.72     01/31/1996
Seligman Global Growth Portfolio                                  -19.33        -31.37     1.37     6.58       6.33     05/01/1996
Seligman Large-Cap Value Portfolio                                 -8.26         22.88     3.47       --       2.93     05/01/1998
Seligman Common Stock Portfolio                                    -11.7        -21.97    -1.39     7.09       8.06     01/31/1996
Seligman International Growth Portfolio                           -23.09        -32.91    -14.7     -4.1      -3.23     01/31/1996
Seligman Income Portfolio                                          -6.53        -10.93    -2.27     3.03       2.81     01/31/1996
Seligman High-Yield Bond Portfolio                                -13.51        -20.64   -10.39    -0.97      -0.51     01/31/1996
Seligman Bond Portfolio                                             -3.5          2.31     1.11     3.76       2.54     01/31/1996
Seligman Cash Management Portfolio Current Yield 3.68%+            -3.67         -1.04     2.64     3.49       3.51     01/31/1996

* Not annualized.

+ Annualized for the seven-day period ended June 30, 2001. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 3.75% as of June 30, 2001.

TRILLIUM
A Variable Annuity                                         [Canada Life Logo]


Additional Premium Payment Form


ANNUITANT:        ___________________      AMOUNT OF DEPOSIT:  ____________
POLICY NO.:       ___________________
OWNER'S SSN/TIN:  ___________________      IF YOU ARE CHANGING ALLOCATION
                                           PLEASE COMPLETE THE FOLLOWING:

                                           ________  THIS PAYMENT ONLY
                                           ________  THIS PAYMENT AND ALL FUTURE PYMTS
                                           ________  RE-ALLOCATE ALL CURRENT ASSETS


TOTAL MUST EQUAL 100%:
---------------------
CASH MGMT (21)    ____%    CAPITAL (25)          ____%     GBL SMLR CO (29)    ____%     SMALL-CAP (44)  ____%
INCOME (22)       ____%    INTERNATIONAL (26)    ____%     FRONTIER (41)       ____%     LARGE-CAP (45)  ____%
BOND (23)         ____%    COMM & INFO (27)      ____%     HIGH YLD BOND (42)  ____%     FIXED ACCOUNT   ____%
COM STOCK (24)    ____%    GBL GROWTH OPP (28)   ____%     GLOBAL TECH (43)    ____%

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF NEW YORK

                INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                       (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ___________________    PLEASE NOTE:  CONTRIBUTIONS FOR PRIOR
                                                        TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR __________                AFTER APRIL 15TH OF THE
                                                        CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________


PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

OWNER'S ADDRESS OF RECORD         CHANGE OF ADDRESS / CORRECTIONS

                                  ________________________________________
                                  ________________________________________
                                  ________________________________________
                                  ________________________________________
                                  ________________________________________

OWNER'S SIGNATURE _________________________________     DATE _______________

JOINT OWNER'S SIGNATURE  ___________________________    DATE _______________
                                (If applicable)

    All changes to this policy must be authorized by Owner's Signature(s).

  Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting you additional premium payment.

Variable Annuities are issued by Canada Life Insurance Company of New York and offered through its affiliate,
        Canada Life of America Financial Services, Inc. (member NASD).

The attached are incorporated by reference herein to the Semi-annual Report filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 30, 2001
     Portfolios include: Seligman Bond, Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology, Seligman High-Yield Bond, Seligman Income, Seligman International Growth, Seligman Large-Cap Growth, Seligman Large-Cap Value, and Seligman Small-Cap Value.